Fair Values of Financial Instruments and Interest Rate Risk (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Comparison of Carrying Amounts and the Estimated Fair Value of the Financial Instruments

The following table reflects a comparison of carrying amounts and the estimated fair value of the financial instruments as of December 31, 2014 and December 31, 2013:

December 31, 2014

	Carrying	Estimated
	Value	Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$50,791	$50,826	$47,605	$3,221	$—
Securities available for sale	112,824	112,824	19,386	93,438	—
Securities held to maturity	5,496	5,450	2,053	3,397	—
Loans held for investment, net	307,115	321,295	—	—	321,295
Loans held for sale	2,147	2,147	—	2,147
Restricted stock	1,038	1,038	1,038	—	—
Bank-owned life insurance	6,645	6,645	—	—	6,645
Accrued interest receivable	1,747	1,747	—	—	1,747

FINANCIAL LIABILITIES
Deposits	$456,435	$442,655	$—	$—	$442,655
Short-term borrowings	4,685	4,685	—	4,685	—
Long-term borrowings	24	24	—	24
Junior subordinated debt	9,534	9,703	—	—	9,703
Accrued interest payable	180	180	—	—	180

December 31, 2013

	Carrying	Estimated
	Value	Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$72,394	$72,443	$70,951	$1,492	$—
Securities available for sale	100,280	100,280	21,286	78,994	—
Loans held for investment, net	302,253	308,112	—	—	308,112
Loans held for sale	1,139	1,139	—	1,139	—
Restricted stock	1,184	1,184	1,184	—	—
Bank-owned life insurance	6,516	6,516	—	—	6,516
Accrued interest receivable	1,747	1,747	—	—	1,747

FINANCIAL LIABILITIES
Deposits	$453,708	$438,593	$—	$—	$438,593
Short-term borrowings	5,509	5,509	—	5,509	—
Long-term borrowings	36	36	—	36	—
Junior subordinated debt	11,127	11,271	—	—	11,271
Accrued interest payable	224	224	—	—	224

Fair Value Information for Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides fair value information for assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 and 2013:

	December 31, 2014
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3

Securities available for sale:
US Treasury	$19,386	$19,386	$—	$—
US Gov’t	50,775	—	50,775	—
Mortgage-backed securities and CMO’s	27,572	—	27,572	—
State and political subdivisions	12,080	—	12,080	—
Corporate bonds	3,011	—	3,011

Total assets at fair value	$112,824	$19,386	$93,438	$—

Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2013
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Securities available for sale:
US Treasury	$21,286	$21,286	$—	$—
US Gov’t	34,300	—	34,300	—
Mortgage-backed securities and CMO’s	37,006	—	37,006	—
State and political subdivisions	7,688	—	7,688	—

Total assets at fair value	$100,280	$21,286	$78,994	$—

Total liabilities at fair value	$—	$—	$—	$—

Assets Measured at Fair Value on Nonrecurring Basis

 Assets measured at fair value on a nonrecurring basis are included in the table below as of December 31, 2014 and December 31, 2013:

	December 31, 2014
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3

Impaired loans	$1,854	$—	$—	$1,854
Loans held for sale	2,147	—	2,147	—
Other real estate owned	3,290	—	—	3,290

Total assets at fair value	$7,291	$—	$2,147	$5,144

Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2013
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$5,903	$—	$—	$5,903
Loans held for sale	1,139	—	1,139	—
Other real estate owned	3,533	—	—	3,533

Total assets at fair value	$10,575	$—	$1,139	$9,436

Total liabilities at fair value	$—	$—	$—	$—

Quantitative Information about Level 3 Fair Value Measurements

Quantitative Information about Level 3 Fair Value Measurements

December 31, 2014

General
	Valuation Technique	Unobservable Input	Range
Nonrecurring measurements:
Impaired loans	Discounted appraisals and broker price opinions	Expected loss rates	0 – 25%

OREO	Discounted appraisals	Collateral discounts and estimated costs to sell	0 – 10%

December 31, 2013

General
	Valuation Technique	Unobservable Input	Range
Nonrecurring measurements:
Impaired loans	Discounted appraisals	Collateral discounts and estimated costs to sell	0 – 10%

OREO	Discounted appraisals	Collateral discounts and estimated costs to sell	0 – 10%